UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Morgens Waterfall Vintiadis & Company Inc.
Address:         600 Fifth Avenue
                 New York, NY 10020

13 File Number:  28-04599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H Morgens

Title:     Chairman

Phone:     212-218-4100

Signature, Place and Date of Signing:

/s/Edwin H Morgens              New York, New York      January 30, 2012
------------------           ---------------------   -------------------
    [Signature]                    [City/State]              [Date]

Report Type (Check only one.):

[ X ]        13F Holdings Report.

[   ]        13F Notice.

[   ]        13F Combination Report.

List of Other Managers Reporting for this Manager:  None



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------

Form 13F Information Table Entry Total:       27
                                         -------------

Form 13F Information Table Value Total:     $80,381
                                         -------------
                                          (thousands)

List of Other Included Managers:            None



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AKAMAI TECHNOLOGIES INC      COM              00971T101    1,485    46,000 SH       SOLE                   46,000      0    0
AMERICAN TOWER CORP          CL A             029912201    1,878    31,300 SH       SOLE                   31,300      0    0
APPLE INC                    COM              037833100    4,698    11,600 SH       SOLE                   11,600      0    0
CALPINE CORP                 COM NEW          131347304    3,756   230,000 SH       SOLE                  230,000      0    0
CELGENE CORP                 COM              151020104    3,225    47,700 SH       SOLE                   47,700      0    0
CISCO SYS INC                COM              17275R102    3,797   210,000 SH       SOLE                  210,000      0    0
CVS CAREMARK CORP            COM              126650100    5,098   125,000 SH       SOLE                  125,000      0    0
DUSA PHARMACEUTICALS INC     COM              266898105    6,570 1,500,000 SH       SOLE                1,500,000      0    0
LILLY ELI & CO               COM              532457108    2,909    70,000 SH       SOLE                   70,000      0    0
FELCOR LODGING INC           COM              31430F101    2,288   750,000 SH       SOLE                  750,000      0    0
FUSION-IO INC                COM              36112J107      799    33,000 SH       SOLE                   33,000      0    0
GENERAL MOTORS CO            *W EXP 07/10/201 37045V126      778    99,454 SH       SOLE                   99,454      0    0
GOOGLE INC                   CL A             38259P508    3,230     5,000 SH       SOLE                    5,000      0    0
HEWLETT PACKARD CO           COM              428236103    2,318    90,000 SH       SOLE                   90,000      0    0
INSULET CORP                 COM              45784P101    6,453   342,700 SH       SOLE                  342,700      0    0
INTEL CORP                   COM              458140100      485    20,000 SH       SOLE                   20,000      0    0
IPC THE HOSPITALIST CO       COM              44984A105    4,572   100,000 SH       SOLE                  100,000      0    0
MASTERCARD INC               CL A             57636Q104    3,728    10,000 SH       SOLE                   10,000      0    0
MENTOR GRAPHICS CORP         COM              587200106      502    37,000 SH       SOLE                   37,000      0    0
NATIONAL OILWELL VARCO INC   COM              637071101    2,720    40,000 SH       SOLE                   40,000      0    0
ORASURE TECHNOLOGIES INC     COM              68554V108      911   100,000 SH       SOLE                  100,000      0    0
PRIMUS TELECOMMUNICATIONS GR COM              741929301    9,432   745,000 SH       SOLE                  745,000      0    0
QUALCOMM INC                 COM              747525103    3,829    70,000 SH       SOLE                   70,000      0    0
SANDISK CORP                 COM              80004C101    2,461    50,000 SH       SOLE                   50,000      0    0
SILICON MOTION TECHNOLOGY CO SPONSORED ADR    82706C108      348    17,000 SH       SOLE                   17,000      0    0
WATSON PHARMACEUTICALS INC   COM              942683103    1,509    25,000 SH       SOLE                   25,000      0    0
ZHONGPIN INC                 COM              98952K107      602    70,700 SH       SOLE                   70,700      0    0